Acquisitions - Narrative (Details) - USD ($) shares in Millions, $ in Millions				11 Months Ended	22 Months Ended
	May 04, 2022	Mar. 04, 2022	Feb. 09, 2022	Dec. 31, 2022	Dec. 31, 2023
Answers Holdings, Inc.
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 4.6
Weighted-average useful lives in years	15 years
Acquisition related costs				$ 0.1
NextGen Shopping, Inc
Business Acquisition [Line Items]
Acquisition related costs				0.8
Cash consideration		$ 75.1
Business acquisition, deferred		16.4
Holdback liability		$ 5.6
Discount rate		7.50%
Held-back consideration rayable, term					18 months
Transaction costs		$ 3.1
Committed to pay post combination compensation amount		8.5
NextGen Shopping, Inc | Class A common stock
Business Acquisition [Line Items]
Fair value		$ 25.5
Number of shares issued (in shares)		2.0
RoadWarrior, LLC
Business Acquisition [Line Items]
Weighted-average useful lives in years			15 years
Acquisition related costs				$ 0.3
Cash consideration			$ 19.6